Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ (126,150)	$ (155,173)	$ (121,379)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	120,574	69,333	(17,985)
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	4,017	3,524	1,575
Reclassification of unrealized losses/(gains) to earnings | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ 116,557	$ 65,809	$ (19,560)